Financial Instruments And Risk Management - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Cash	$ 802,578	$ 476,587		$ 290,743
Current liabilities	$ 630,376	478,111
Convertible debentures, aggregate principal amount			$ 360,000
Borrowings, interest rate	9.00%		9.00%
Loss recognized in other comprehensive income (loss) related to the decrease in the credit spread	$ 52,253
Mark to market gain loss on convertible debenture	78,178	$ (18,375)
Increase in fair value of the convertible debentures	130,431
Restricted cash and cash equivalents	8,000
Contract Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Current contract liabilities	524
Contract liabilities	2,133
Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Remaining amount of forward contract settlement	9,500
Amount of forward contract settlement	$ 73,000
Average rate of forward contract	1.3851		1.3851
Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of credit spread	15.60%
Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of credit spread		22.90%
Amounts held in foreign risk [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, net			$ 417,041
Percentage of reasonably possible change in currency rates	10.00%
Value at risk	$ 57,235
Notional amount	$ 82,500		$ 60,000